Income and Social Contribution Taxes - Schedule of Income Tax and Social Contribution Tax Recoverable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income And Social Contribution Taxes
Income tax	R$ 594	R$ 707
Social contribution tax	262	241
Income and social contribution tax credits	856	948
Current	411	775
Non-current	R$ 445	R$ 173